Subsequent Events (Details)					3 Months Ended	6 Months Ended	12 Months Ended
	Aug. 16, 2023 USD ($)	Aug. 14, 2023 USD ($) item $ / shares shares	Feb. 23, 2023 shares	Feb. 13, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($)	Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Aug. 17, 2023 USD ($)	May 25, 2023 USD ($)	Dec. 31, 2021 USD ($)
Subsequent Events
Aggregate redemption amount					$ 1,040,287
Cash and securities held in Trust Account						$ 44,766,782	$ 147,639,566			$ 145,913,226
U.S. Treasury Bills
Subsequent Events
Cash and securities held in Trust Account						$ 44,766,269	$ 147,639,102
Voting and Non Redemption Agreements [Member]
Subsequent Events
Number of shares redeemed | shares						10,125,252	10,125,252
Redemption price | $ / shares						$ 10.27	$ 10.27
Aggregate redemption amount						$ 104,000,000	$ 104,000,000
Subsequent Events | U.S. Treasury Bills
Subsequent Events
Number of units purchased | shares			44,526,000
Maturity amount									$ 44,006,010
Cash and securities held in Trust Account								$ 36,017,036
Subsequent Events | Voting and Non Redemption Agreements [Member]
Subsequent Events
Number of shares redeemed | shares				10,125,252
Redemption price | $ / shares				$ 10.27
Aggregate redemption amount				$ 103,900,000
Subsequent Events | Second Extension Redemption
Subsequent Events
Number of one month extension for business combination approved | item		6
Term of extension for business combination		1 month
Number of shares redeemed | shares		861,019
Redemption price | $ / shares		$ 10.56
Aggregate redemption amount		$ 9,100,000
Common stock, shares outstanding | shares		6,982,479
Aggregate amount remained in Trust account		$ 35,800,000
Additional amount remained in Trust account	$ 135,549
Cash and securities held in Trust Account	$ 36,000,000.0							$ 36,017,036